Non-Interest Expense Detail (Tables)	12 Months Ended
Dec. 31, 2021
Non-interest Expense Detail
Schedule of Selling General and Administrative Expenses

The following table displays our selling, general and administrative expenses for the years ended December 31, 2021 and 2020:

	2021	2020
Selling, general and administrative expenses
Legal and accounting	$166	$224
Salaries and related expenses	819	975
Board related expenses	99	99
Advertising	65	85
Rent and utilities	53	52
Loan and foreclosed asset expenses	348	498
Travel	154	140
Other	169	112
Total SG&A	$1,873	$2,185